Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of tax preferential policies

PRC entities	Chinese EIT rate	Qualification for preferential tax rate
CFO Qicheng	Preferential tax rate of 12.5% in 2013 and 2014.	Software Enterprises
CFO Shenzhen Shangtong	Preferential tax rate of 12.5% in 2013 and 2014.	Software Enterprises
CFO Meining (deconsolidated in 2016)	Preferential tax rate of 15% from 2013 to 2015.	HNTE
CFO Genius	Preferential tax rate of 15% from 2014 to 2015.	HNTE
CFO Fuhua	Preferential tax rate of 12.5% in 2016 and 2018.	HNTE
CFO Tibet	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter	Preferential tax rate for enterprises in Tibet, China
CFO Tibet Zhisheng	Preferential tax rate of 9% from 2017 and thereafter	Preferential tax rate for enterprises in Tibet, China

Schedule of income tax expense
	December 31,
	2014	2015	2016

Current	$(558,696)	$(2,071,154)	$(4,723,267)
Deferred	44,782	686,892	562,664
Total	$(513,914)	$(1,384,262)	$(4,160,603)

Schedule of principal components of deferred income taxes

	December 31,
	2015	2016
Current deferred tax assets:
Deferred revenue - current	$445,314	$934,210
Accrued expenses and other liabilities	612,161	465,538
Net operating loss carrying forwards	4,718,396	5,752,794
	5,775,871	7,152,542
Less: valuation allowance	(4,806,407)	(5,782,750)
Total current deferred tax assets	969,464	1,369,792

Non-current deferred tax assets:
Deferred revenue - non-current	$121,133	$114,977
Net operating loss carrying forwards	10,984,475	8,633,421
	11,105,608	8,748,398
Less: valuation allowance	(11,085,358)	(8,715,747)
Total non-current deferred tax assets	$20,250	$32,651

Current deferred tax liabilities:
Account receivable and other assets	(15,132)	(235,717)

Total current deferred tax liabilities	$(15,132)	$(235,717)

Non-current deferred tax liabilities:
Intangible assets	(384,883)	(89,970)

Total non-current deferred tax liabilities	$(384,883)	$(89,970)

Schedule of reconciliation between total income tax expense
	Years ended December 31,
	2014	2015	2016

Income (loss) before tax	$(10,116,814)	$28,201,950	$(6,805,575)
Income tax (benefits) expenses calculated at 25%	(2,529,204)	7,050,488	(1,701,394)
Effect of tax holiday	(4,125,912)	(8,139,429)	(4,431,103)
Effect of income tax rate difference in other jurisdictions	1,789,762	645,873	236,759
Non-deductible expenses	1,425,655	2,559,649	3,645,741
Non-taxable income	(549,315)	(893,950)	(113,170)
Change in valuation allowance	4,502,928	161,631	6,523,770
Income tax expense	$513,914	$1,384,262	$4,160,603